Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of lease term of right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the lease term as follows:

Buildings	3–15 years
Other	3–5 years

Schedule of property, plant and equipment useful lives	Depreciation is recorded on a straight-line basis
over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Vessels
Cable-laying vessels	15–40 years
Cable-laying accessories	4–10 years
Machinery and equipment
Production machinery and measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years

Schedule of property, plant and equipment

EURm	Land, buildings, constructions and vessels	Machinery, equipment and other	Assets under construction	Total
2023
Acquisition cost at 1 January	1 409	3 589	248	5 246
Additions	33	314	115	462
Reclassifications	107	85	(192)	—
Disposals and retirements	(88)	(374)	(1)	(463)
Translation differences	(27)	(67)	(3)	(97)
Acquisition cost at 31 December	1 434	3 547	167	5 148
Accumulated depreciation at 1 January	(575)	(2 656)	—	(3 231)
Depreciation	(90)	(358)	—	(448)
Disposals and retirements	79	333	—	412
Translation differences	17	53	—	70
Accumulated depreciation at 31 December	(569)	(2 628)	—	(3 197)

Net book value at 1 January	834	933	248	2 015
Net book value at 31 December	865	919	167	1 951

2022
Acquisition cost at 1 January	1 228	3 371	280	4 879
Additions	55	361	166	582
Reclassifications	160	40	(200)	—
Disposals and retirements	(49)	(191)	(1)	(241)
Translation differences	15	8	3	26
Acquisition cost at 31 December	1 409	3 589	248	5 246
Accumulated depreciation at 1 January	(495)	(2 460)	—	(2 955)
Depreciation	(87)	(363)	—	(450)
Impairment charges	(33)	(12)	—	(45)
Disposals and retirements	46	185	—	231
Translation differences	(6)	(6)	—	(12)
Accumulated depreciation at 31 December	(575)	(2 656)	—	(3 231)

Net book value at 1 January	733	911	280	1 924
Net book value at 31 December	834	933	248	2 015